Goodwill and Intangible Assets - Schedule of Weighted Average Amortization Period of Intangible Assets (Details) - A Place For Rover INC		6 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2021	Dec. 31, 2020
Pet parent relationships
Finite Lived Intangible Assets [Line Items]
Pet parent relationships			4 years 3 months 19 days
Estimated Useful	8 years	4 years 2 months 12 days
Pet service provider relationships
Finite Lived Intangible Assets [Line Items]
Pet parent relationships			9 months 18 days
Estimated Useful	3 years	3 months 18 days
Trade Names
Finite Lived Intangible Assets [Line Items]
Pet parent relationships			1 year 3 months 19 days
Estimated Useful		9 months 18 days